OTHER ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER ADMINISTRATIVE EXPENSES

34)	OTHER ADMINISTRATIVE EXPENSES

	R$ thousands
	Year ended December 31
	2023	2022	2021
Outsourced services	(4,621,396)	(4,518,109)	(4,853,582)
Communication	(859,605)	(1,067,495)	(1,253,156)
Data processing	(2,245,256)	(2,159,413)	(2,248,464)
Advertising and marketing	(1,094,300)	(1,704,618)	(1,340,104)
Asset maintenance	(1,361,129)	(1,340,683)	(1,304,469)
Financial system	(1,625,586)	(1,561,041)	(1,142,628)
Rental	(50,968)	(116,775)	(151,838)
Security and surveillance	(588,602)	(582,261)	(581,656)
Transport	(747,356)	(774,405)	(703,416)
Water, electricity and gas	(332,342)	(346,564)	(356,177)
Advances to FGC (Deposit Guarantee Association)	(783,854)	(714,721)	(670,854)
Supplies	(122,965)	(112,857)	(109,666)
Travel	(108,158)	(68,239)	(33,982)
Other	(1,744,743)	(1,507,429)	(1,243,163)
Total	(16,286,260)	(16,574,610)	(15,993,155)